Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details) - IoT	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	10.00%	18.00%	12.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	13.00%	14.00%
International Packaging Solutions Technology and Chips | Revenue
Concentration Risk [Line Items]
Concentration risk	1.00%	8.00%	11.00%
International Packaging Solutions Technology and Chips | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	2.00%